UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-02340

Montgomery Street Income Securities, Inc.

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 950

Chicago, Illinois 60606

(Address of principal executive office)

Mark D. Nerud

225 West Wacker Drive, Suite 950

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5801

Date of fiscal year end:	December 31

Date of Reporting Period:	January 1, 2008 – March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Montgomery Street Income Securities, Inc.
March 31, 2008 (Unaudited)
Investment Portfolio

	Shares/Principal
	Amount ($) (f)	Value ($)
Corporate Bonds 39.2%
Consumer Discretionary 6.8%
Charter Communications Operating LLC, 8.00%, 04/30/12 (a) (j)	500,000	458,750
Clear Channel Communications Inc., 8.00%, 11/01/08	750,000	774,039
Clear Channel Communications Inc., 7.65%, 09/15/10	1,330,000	1,404,751
Comcast Cable Holdings LLC, 10.13%, 04/15/22	1,291,000	1,617,065
Comcast Corp., 6.31%, 11/15/17	337,000	341,088
COX Communications Inc., 5.45%, 12/15/14	500,000	492,259
COX Communications Inc., 5.88%, 12/01/16 (a) (j)	375,000	372,333
CSC Holdings Inc., 8.13%, 07/15/09	190,000	191,900
Desarrolladora Homex SAB de CV, 7.50%, 09/28/15	280,000	277,900
Dex Media West LLC, 9.88%, 08/15/13	225,000	195,750
Echostar DBS Corp., 6.38%, 10/01/11	375,000	360,000
ERAC USA Finance Co., 5.90%, 11/15/15 (a) (j)	429,000	382,916
Foot Locker Inc., 8.50%, 01/15/22 (i)	155,000	136,400
General Motors Corp., 6.38%, 05/01/08 (c)	750,000	748,094
Harrah's Operating Co. Inc., 10.75%, 02/01/16 (a) (j)	275,000	231,688
Harrah's Operating Co. Inc., 10.75%, 02/01/18 (a) (c) (j)	80,000	62,600
Icahn Enterprises LP, 7.13%, 02/15/13	385,000	349,388
Idearc Inc., 8.00%, 11/15/16	500,000	323,750
J.C. Penney Co. Inc., 8.00%, 03/01/10	500,000	521,748
Mediacom LLC, 7.88%, 02/15/11	650,000	578,500
MGM Mirage Inc., 8.50%, 09/15/10	500,000	516,250
MGM Mirage Inc., 6.75%, 09/01/12	300,000	278,250
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (c)	450,000	450,000
TCI Communications Inc., 8.75%, 08/01/15	35,000	39,591
Time Warner Inc., 6.75%, 04/15/11	800,000	822,672
Time Warner Inc., 6.50%, 11/15/36	250,000	229,358
Viacom Inc., 6.88%, 04/30/36	480,000	462,218
		12,619,258
Consumer Staples 1.8%
Archer-Daniels-Midland Co., 5.38%, 09/15/35	400,000	351,484
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	500,000	633,747
CVS Caremark Corp., 6.30%, 06/01/37 (callable at 100 beginning 06/01/12) (e)	833,000	763,881
General Mills Inc., 5.65%, 09/10/12	669,000	695,787
Kraft Foods Inc., 6.25%, 06/01/12	500,000	520,702
Safeway Inc., 5.80%, 08/15/12	250,000	262,121
Wal-Mart Stores Inc., 5.25%, 09/01/35	250,000	221,255
		3,448,977
Energy 2.0%
Chesapeake Energy Corp., 7.63%, 07/15/13	350,000	358,750
El Paso Performance-Linked Trust, 7.75%, 07/15/11 (a) (j)	500,000	511,220
Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16 (c)	450,000	460,125
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	260,000	241,234
NGPL PipeCo LLC, 6.51%, 12/15/12 (a) (j)	585,000	607,548
ONEOK Partners LP, 6.15%, 10/01/16	304,000	307,402
ONEOK Partners LP, 6.65%, 10/01/36	542,000	523,045
Petrohawk Energy Corp., 9.13%, 07/15/13	400,000	411,000

Transcontinental Gas Pipe Line Corp., 6.40%, 04/15/16	250,000	256,562
		3,676,886
Financials 15.7%
American Express Co., 8.15%, 03/19/38 (c)	740,000	820,069
American General Institutional Capital, 7.57%, 12/01/45 (a) (j)	250,000	244,994
Ameriprise Financial Inc., 7.52%, 06/01/66 (callable at 100 beginning 06/01/16) (e)	1,015,000	960,992
Banco BMG SA, 9.15%, 01/15/16	200,000	199,300
Bank of America Corp., 8.00% (callable at 100 beginning 01/30/18) (d)	895,000	896,074
BB&T Capital Trust I, 6.82%, 06/12/57 (callable at 100 beginning 06/12/37) (e)	271,000	223,770
CIT Group Inc., 6.10%, 03/15/67 (callable at 100 beginning 03/15/17) (e)	980,000	436,600
Citigroup Capital XXI, 8.30%, 12/21/57 (callable at 100 beginning 12/21/37) (e)	1,181,000	1,163,726
Citigroup Inc., 6.00%, 10/31/33	500,000	427,195
Comerica Capital Trust, 6.58%, 02/20/37 (callable at 100 beginning 02/20/32) (e)	1,732,000	1,153,538
Countrywide Financial Corp., 4.50%, 06/15/10 (i)	15,000	13,359
Countrywide Financial Corp., 5.80%, 06/07/12 (i)	153,000	138,616
Countrywide Financial Corp., 6.25%, 05/15/16 (c)	947,000	768,374
Countrywide Home Loans Inc., 6.25%, 04/15/09 (i)	55,000	50,935
Countrywide Home Loans Inc., 4.13%, 09/15/09 (i)	31,000	27,930
Countrywide Home Loans Inc., 4.00%, 03/22/11 (i)	211,000	188,180
Credit Suisse New York, 5.75%, 02/15/18	494,000	492,821
Fifth Third Bancorp, 8.25%, 03/01/38 (c)	1,305,000	1,329,762
Financial Security Assurance Holdings Ltd., 6.40%, 12/15/66 (callable at 100 beginning 12/15/36) (a) (e) (j)	1,012,000	748,235
Ford Motor Credit Co., 7.38%, 02/01/11	500,000	416,931
Ford Motor Credit Co., 8.71%, 04/15/12 (b)	450,000	422,844
General Motors Acceptance Corp., 6.88%, 09/15/11	1,000,000	765,364
Goldman Sachs Capital II, 5.79% (callable at 100 on 06/01/12) (d)	1,200,000	799,320
HBOS Plc, 5.92% (callable at 100 beginning 10/01/15) (a) (d) (j)	600,000	441,406
HSBC Bank USA, 5.63%, 08/15/35	315,000	273,460
HSBC Holdings Plc, 6.50%, 05/02/36	500,000	483,706
ILFC E-Capital Trust II, 6.25%, 12/21/65 (callable at 100 beginning 12/21/15) (a) (e) (j)	4,490,000	4,012,399
International Lease Finance Corp., 6.38%, 03/25/13	930,000	929,283
Janus Capital Group Inc., 6.70%, 06/15/17	840,000	817,902
JPMorgan Chase Capital XV, 5.88%, 03/15/35	205,000	174,304
Kazkommerts International Bank, 8.00%, 11/03/15 (a) (j)	190,000	150,252
Lehman Brothers Holdings Inc., 7.00%, 09/27/27	330,000	305,029
Mellon Capital IV, 6.24% (callable at 100 beginning 06/20/12) (d)	570,000	440,193
Merrill Lynch & Co. Inc., 5.45%, 02/05/13	750,000	737,894
MetLife Inc., 6.40%, 12/15/36 (callable at 100 beginning 12/15/31) (e)	231,000	183,562
Northern Rock Plc, 5.60% (callable at 100 beginning 04/30/14) (a) (d) (j)	150,000	79,500
Northgroup Preferred Capital Corp., 6.38% (callable at 100 beginning 10/15/17) (a) (d) (i)	515,000	383,057
PNC Preferred Funding Trust I, 6.11% (callable at 100 beginning 03/15/12) (a) (d) (j)	400,000	260,223
Progressive Corp., 6.70%, 06/15/37 (callable at 100 beginning 06/15/17) (e)	2,175,000	1,937,101
RBS Capital Trust IV, 3.50% (callable at 100 beginning 09/30/14) (b) (d)	1,850,000	1,133,797
Regions Financing Trust II, 6.63%, 05/15/47 (callable at 100 on 05/15/27) (e)	470,000	316,956
RSHB Capital SA , 6.97%, 09/21/16	300,000	293,250
State Street Capital Trust, 3.80%, 06/01/77 (b)	670,000	501,884
TNK-BP Finance SA, 7.50%, 03/13/13 (a) (j)	300,000	292,125
TNK-BP Finance SA, 7.50%, 07/18/16 (a) (j)	300,000	278,624
UniCredito Italiano Capital Trust II, 9.20% (callable at 100 beginning 10/15/10) (a) (d) (j)	400,000	394,464
USB Realty Investors, 6.09% (callable at 100 beginning 01/15/12) (a) (d) (j)	700,000	455,000
Wachovia Corp., 7.98% (callable at 100 beginning 03/15/18) (d)	840,000	825,300
ZFS Finance USA Trust V, 6.50%, 05/09/37 (callable at 100 beginning 05/09/17) (a) (e) (j)	582,000	525,217
		29,314,817

Health Care 1.6%
Aetna Inc., 6.63%, 06/15/36	560,000	543,860
Cigna Corp., 6.15%, 11/15/36	184,000	160,171
Covidien International Finance SA, 5.45%, 10/15/12 (a) (j)	300,000	309,480
HCA Inc., 9.25%, 11/15/16	330,000	342,375
UnitedHealth Group Inc., 4.88%, 02/15/13	695,000	686,515
Wyeth, 6.50%, 02/01/34	400,000	415,839
Wyeth, 5.95%, 04/01/37	470,000	459,216
		2,917,456
Industrials 1.4%
Bombardier Inc., 6.30%, 05/01/14 (a) (j)	1,060,000	1,007,000
Honeywell International Inc., 5.70%, 03/15/36	250,000	245,197
Systems 2001 Asset Trust LLC, 7.16%, 12/15/11 (a) (h) (i)	244,395	268,087
Tyco Electronics Group SA, 6.00%, 10/01/12 (a) (j)	250,000	256,235
Tyco Electronics Group SA, 6.55%, 10/01/17 (a) (j)	262,000	274,632
Waste Management Inc., 6.10%, 09/15/18	575,000	577,079
		2,628,230
Information Technology 0.4%
Agilent Technologies Inc., 6.50%, 11/01/17	426,000	427,475
International Business Machines Corp., 8.38%, 11/01/19	250,000	320,911
		748,386
Materials 1.2%
Abitibi-Consolidated Inc., 8.49%, 06/15/11 (b)	275,000	140,250
Bowater Inc., 5.80%, 03/15/10 (b)	500,000	360,000
Evraz Group SA, 8.25%, 11/10/15	200,000	197,000
Georgia-Pacific Corp., 7.00%, 01/15/15 (a) (c) (j)	355,000	332,813
Huntsman International LLC, 7.88%, 11/15/14	155,000	164,300
MHP SA, 10.25%, 11/30/11 (a) (i)	200,000	185,500
Momentive Performance Materials Inc., 9.75%, 12/01/14	335,000	300,663
Newmont Mining Corp., 5.88%, 04/01/35	395,000	324,256
Pliant Corp., 11.63%, 06/15/09	5	5
Vitro SAB de CV, 8.63%, 02/01/12	279,000	257,377
		2,262,164
Telecommunication Services 3.9%
AT&T Inc., 6.15%, 09/15/34	500,000	480,266
Citizens Communications Co., 9.00%, 08/15/31	400,000	350,000
Intelsat Bermuda Ltd., 9.25%, 06/15/16	255,000	256,913
Maxcom Telecomunicaciones SAB de CV, 11.00%, 12/15/14	300,000	307,500
Nortel Networks Ltd., 10.75%, 07/15/16 (c)	750,000	685,313
Qwest Communications International Inc., 7.50%, 02/15/14	800,000	752,000
Sprint Capital Corp., 8.75%, 03/15/32	695,000	587,275
Telecom Italia Capital SA, 4.00%, 01/15/10	360,000	353,153
Telecom Italia Capital SA, 5.25%, 11/15/13	330,000	308,349
Telecom Italia Capital SA, 4.95%, 09/30/14	365,000	332,172
UBS Luxembourg SA for OJSC Vimpel Communications, 8.25%, 05/23/16 (a) (j)	190,000	187,150
Verizon Communications Inc., 5.50%, 02/15/18	238,000	231,804
Verizon New Jersey Inc., 5.88%, 01/17/12	542,000	558,741
Vodafone Group Plc, 6.15%, 02/27/37	1,268,000	1,181,897
Windstream Corp., 8.63%, 08/01/16	670,000	658,274
		7,230,807
Utilities 4.4%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (a) (j)	775,000	799,193
American Electric Power Co. Inc., 5.38%, 03/15/10	1,000,000	1,023,148

CenterPoint Energy Inc., 6.63%, 11/01/37 (c)	120,000	117,585
Duke Energy Indiana Inc., 8.85%, 01/15/22	1,225,000	1,571,976
FirstEnergy Corp., 6.45%, 11/15/11	500,000	523,379
Florida Power & Light Co., 5.80%, 09/15/17	195,000	206,931
Northern States Power Co., 6.25%, 06/01/36	400,000	414,416
Puget Sound Energy Inc., 7.02%, 12/01/27	1,000,000	1,048,132
Rede Empresas de Energia Eletrica SA, 11.13% (callable at 100 beginning 09/30/14) (a) (d) (i)	300,000	280,125
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13 (a) (i)	2,000,000	2,084,666
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (a) (j)	200,000	199,250
		8,268,801
Total Corporate Bonds (cost $79,265,003)		73,115,782

Non-U.S. Government Agency Asset-Backed Securities 16.0%
Banc of America Mortgage Securities Inc., (2005, H, 2A5), 4.81%, 09/25/35 (b)	1,065,000	962,454
Bayview Commercial Asset Trust, Interest Only, (2007, 2A, IO) 1.30%, 07/25/37 (a) (b) (h) (i)	6,562,377	775,017
Bayview Commercial Asset Trust, Interest Only, (2007, 4A, IO) 1.44%, 09/25/37 (a) (h) (i)	6,898,751	915,464
Bayview Financial Acquisition Trust, (2007, A, M3) 4.25%, 05/28/37 (b) (h) (i)	800,000	400,000
Bear Stearns Commercial Mortgage Securities Inc., (2007, PW15, A4) 5.33%, 02/11/44	1,200,000	1,158,960
Capital Auto Receivables Asset Trust, (2006, SN1A, C) 5.77%, 05/20/10 (a) (i)	150,000	148,836
Capital Auto Receivables Asset Trust, (2006, SN1A, D) 6.15%, 04/20/11 (a) (i)	200,000	197,085
CBA Commercial LLC, Interest Only, (2006, 2A, X1) 2.01%, 01/25/37 (a) (b) (h) (i)	8,856,647	863,523
Citigroup Commercial Mortgage Trust, (2006, C5, ASB) 5.41%, 10/15/49	1,000,000	991,414
Citigroup Mortgage Loan Trust Inc., (2004, NCM2, 1CB2) 6.75%, 08/25/34	623,884	646,110
Citigroup Mortgage Loan Trust Inc., (2007, WFH1, M11) 5.10%, 01/25/37 (a) (b) (h) (i)	225,000	17,759
Citigroup/Deutsche Bank Commercial Mortgage, (2007, CD4, A4) 5.32%, 12/11/49	1,200,000	1,158,201
Countrywide Alternative Loan Trust, (2004, 14T2, A4) 5.50%, 08/25/34 (i)	371,129	359,968
Countrywide Alternative Loan Trust, (2004, 35T2, A1) 6.00%, 02/25/35 (i)	271,737	260,687
Countrywide Alternative Loan Trust, (2005, 28CB, 3A5) 6.00%, 08/25/35 (i)	686,699	658,665
Credit Suisse Mortgage Capital Certificates, (2007, C2, A2) 5.45%, 01/15/49	1,000,000	980,926
Credit-Based Asset Servicing and Securitization LLC, (2006, SC1, A) 2.87%, 05/25/36 (a) (b) (i)	149,249	124,740
Ford Credit Auto Owner Trust, (2006, C, D) 6.89%, 05/15/13 (a) (i)	1,060,000	999,371
GE Business Loan Trust, Interest Only (2006, 1A, IO) 0.60%, 06/15/10 (a) (b) (h) (i)	29,470,775	199,222
GE Business Loan Trust, (2006, 1A, D) 6.03%, 05/15/34 (a) (b) (h) (i)	450,741	292,513
GMAC Commercial Mortgage Securities Inc., (2004, C3, A5) 4.86%, 12/10/49	1,000,000	984,663
GMAC Mortgage Corp. Loan Trust, (2006, HE3, A2) 5.75%, 10/25/36	620,000	555,288
Goldman Sachs Mortgage Securities Corp., (2007, GKK1, A2) 5.58%, 12/20/49 (a) (b) (i)	250,000	87,098
Greenwich Capital Commercial Funding Corp., (2006, FL4A, ONW) 4.29%, 11/05/21 (a) (b) (h) (i)	200,001	181,282
Greenwich Capital Commercial Funding Corp., (2006, FL4A, PNW) 5.58%, 11/05/21 (a) (b) (h) (i)	190,001	172,010
GS Mortgage Securities Corp. II, (2007, GG10, A4) 5.80%, 08/10/45 (b)	1,200,000	1,198,089
JPMorgan Chase Commercial Mortgage Securities Corp., (2007, C1, A4) 5.72%, 01/15/17	1,000,000	979,775
JPMorgan Chase Commercial Mortgage Securities Corp., (2007, CB20, B) 6.20%, 02/12/51 (a) (b) (j)	550,000	400,624
Lehman Brothers Small Balance Commercial, (2006, 2A, 2A2) 5.62%, 09/25/36 (a) (j)	255,000	266,583
Marlin Leasing Receivables LLC, (2006, 1A, A4) 5.33%, 09/16/13 (a) (j)	660,000	677,757
Morgan Stanley Capital I, (2007, IQ13, A4) 5.36%, 03/15/44	1,000,000	965,334
Nationstar NIM Trust, (2007, A, A) 9.97%, 03/25/37 (a) (h) (i)	57,994	43,496
Option One Mortgage Loan Trust, (2007, FXD2, M6) 6.97%, 03/25/37 (i)	725,000	175,121
Option One Mortgage Loan Trust, (2007, FXD2, M7) 6.97%, 03/25/37 (i)	500,000	115,613
Option One Mortgage Loan Trust, (2007, FXD2, M8) 6.97%, 03/25/37 (i)	475,000	101,231
Prudential Securities Secured Financing Corp., (1999, C2, A2) 7.19%, 06/16/31	738,544	747,099
Residential Asset Securitization Trust, (2005, A1, A3) 5.50%, 04/25/35 (i)	2,500,000	2,102,705
Wachovia Bank Commercial Mortgage Trust, (2007, C32, A3) 5.74%, 06/15/49 (b)	1,010,000	1,000,638
Washington Mutual Mortgage Backed Securities Trust, (2007, SL3, AJ) 6.14%, 03/23/45 (a) (b) (h) (j)	890,000	618,319
Washington Mutual Mortgage Pass-Through Certificates, (2005, AR16, 1A3) 5.10%, 12/25/35 (b) (i)	1,320,000	1,187,937

Wells Fargo Mortgage Backed Securities Trust, (2006, A, A3) 5.00%, 03/25/21		1,937,775	1,883,880
Wells Fargo Mortgage Backed Securities Trust, (2005, AR10, 2A4) 4.11%, 06/25/35 (b)		1,697,547	1,651,077
Wells Fargo Mortgage Backed Securities Trust, (2006, AR8, 2A3) 5.24%, 04/25/36		1,664,959	1,649,320
Total Non-U.S. Government Agency Asset-Backed Securities (Cost $33,061,380)			29,855,854

Government and Agency Obligations 39.1%
Government Securities 20.7%
Sovereign 3.4%
Democratic Socialist Republic of Sri Lanka, 8.25%, 10/24/12		200,000	181,841
Export Development Canada, 0.88%, 09/22/08	JPY	202,000,000	2,027,295
Republic of El Salvador, 8.50%, 07/25/11		250,000	276,250
United Kingdom Treasury Bond, 5.00%, 03/07/18	GBP	1,846,000	3,854,080
			6,339,466
U.S. Treasury Securities 17.3%
U.S. Treasury Bond, 4.25%, 11/15/17 (c)		3,201,000	3,415,317
U.S. Treasury Bond, 5.00%, 05/15/37 (c)		1,873,000	2,095,273
U.S. Treasury Note, 4.00%, 09/30/09 (c)		11,875,000	12,302,690
U.S. Treasury Note, 3.88%, 10/31/12 (c)		5,829,000	6,196,501
U.S. Treasury Note, 2.75%, 02/28/13 (c)		4,779,000	4,844,711
U.S. Treasury Note, 3.50%, 02/15/18 (c)		3,361,000	3,380,429
			32,234,921
Total Government Securities (Cost $37,711,023)			38,574,387

U.S. Government Agency Securities 18.4%
Federal Farm Credit Bank 0.1%
Federal Farm Credit Bank, 7.56% (callable at 100 beginning 12/15/13) (d)		170,000	179,114

Federal Home Loan Mortgage Corp. 5.4%
Federal Home Loan Mortgage Corp., 5.50%, 12/15/16		526,209	544,845
Federal Home Loan Mortgage Corp., 5.00%, 05/15/23		1,171,547	1,181,478
Federal Home Loan Mortgage Corp., 4.50%, 02/15/26		486,694	487,200
Federal Home Loan Mortgage Corp., 5.50%, 07/15/27		482,441	490,001
Federal Home Loan Mortgage Corp., 6.00%, 05/15/30		790,000	814,362
Federal Home Loan Mortgage Corp., 4.50%, 04/15/32		1,375,000	1,354,294
Federal Home Loan Mortgage Corp., 4.50%, 07/15/32		410,000	405,122
Federal Home Loan Mortgage Corp., 6.00%, 09/15/32		1,500,000	1,549,901
Federal Home Loan Mortgage Corp., 5.00%, 12/15/32		895,000	884,089
Federal Home Loan Mortgage Corp., 5.00%, 10/15/33		1,175,000	1,151,468
Federal Home Loan Mortgage Corp., 5.00%, 08/15/34		1,245,000	1,213,186
			10,075,946
Federal National Mortgage Association 12.4%
Federal National Mortgage Association, 9.00%, 05/01/09 (i)		21,799	22,031
Federal National Mortgage Association, 5.50%, 03/25/17		717,046	743,871
Federal National Mortgage Association, 6.50%, 05/01/17		190,126	199,309
Federal National Mortgage Association, 6.00%, 01/01/23		534,161	551,070
Federal National Mortgage Association, 4.50%, 10/01/23		617,104	608,799
Federal National Mortgage Association, 5.50%, 05/01/25		1,913,214	1,946,147
Federal National Mortgage Association, 7.00%, 03/01/31		3,739,424	4,041,495
Federal National Mortgage Association, 5.00%, 08/25/33		295,000	287,022
Federal National Mortgage Association, 5.00%, 12/25/33		1,060,000	1,037,283
Federal National Mortgage Association, 5.00%, 06/25/34		671,203	695,691
Federal National Mortgage Association, 7.00%, 10/01/35		2,797,223	2,948,325
Federal National Mortgage Association, 6.50%, 04/01/37		4,901,199	5,080,307

Federal National Mortgage Association, 6.00%, 07/01/37	2,479,719	2,542,481
Federal National Mortgage Association, 6.00%, 07/01/37	1,876,838	1,924,341
Federal National Mortgage Association, 6.00%, 08/25/44	530,474	553,150
		23,181,322
Government National Mortgage Association 0.5%
Government National Mortgage Association, 6.50%, 08/20/34	905,171	944,299
Total U.S. Government Agency Securities (Cost $33,782,067)		34,380,681

Total Government and Agency Obligations (Cost $71,493,090)		72,955,068

Preferred Stocks 0.6%
Financials 0.6%
Federal National Mortgage Association, 8.25% (callable at 25 beginning 12/31/10) (d)	25,125	604,256
Freddie Mac 8.38%, Series Z (callable at 25 beginning 12/31/12) (d)	21,659	528,481
Total Preferred Stocks (cost $1,172,591)		1,132,737

Short-Term Investments 25.5%
Commercial Paper 5.2%
Abbey National Plc, 2.51%, 04/30/08	2,000,000	1,995,956
BNP Paribas, 2.88%, 04/01/08	2,000,000	2,000,000
Rabobank USA Financial Corp., 2.59%, 04/01/08	2,000,000	2,000,000
Societe Generale, 2.80%, 04/01/08	1,678,000	1,678,000
UBS Finance LLC, 2.35%, 04/01/08	2,000,000	2,000,000
		9,673,956
Securities Lending Collateral 20.1%
Mellon GSL Delaware Business Trust Collateral Fund	37,511,180	37,511,180

U.S. Treasury Securities 0.2%
U.S. Treasury Bill, 1.40%, 06/12/08 (g)	300,000	299,277
Total Short-Term Investments (cost $47,484,284)		47,484,413

Total Investments 120.4% (Cost $232,476,348)		224,543,854
Other Assets and Liabilities, Net (20.4%)		(38,077,519)
Total Net Assets - 100%		186,466,335

Notes to the Schedule of Investments

(a) 144A: Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of March 31, 2008.
(c) All or portion of the security has been loaned.
(d) Perpetual maturity security.
(e) Interest rate is fixed until stated call date and variable thereafter.
(f) Principal amounts are listed in United States Dollars unless otherwise noted.
(g) All or a portion of the security pledged as collateral for open futures contracts.
(h) Security fair valued in good faith in accordance with the procedures established by the Board of Directors.
As of March 31, 2008, the value of fair valued securities was $4,746,692 (2.5% of net assets).
(i) Illiquid Security: At March 31, 2008 the total value of illiquid securities was $14,158,229 (7.6% of net assets).
(j) 144A Liquid Security: The Fund has deemed this security to be liquid based on procedures approved by the
Board of Directors. As of March 31, 2008, the aggregate value of 144A Liquid Securities was $15,838,530
(8.5% of net assets).

Abbreviations:
GBP - British Pound
JPY - Japanese Yen
NIM - Net Interest Margin
USD - United States Dollar

Forward Foreign Currency Contracts

	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)
JPY/USD	4/1/2008	207,320,000 JPY	$2,079,856	$6,656
USD/JPY	4/1/2008	(207,320,000) JPY	(2,079,856)	29,456
USD/JPY	4/7/2008	(207,320,000) JPY	(2,080,609)	(6,642)
USD/GBP	5/13/2008	(1,957,119) GBP	(3,871,577)	52,447
			$(5,952,186)	$81,917

Futures Contracts
		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)
U.S. Treasury Note Future, 2-Year, 6.00%
Expiration June 2008	(2,400,000) USD	$347
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration June 2008	34,200,000 USD	494,787
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration June 2008	(2,600,000) USD	(54,701)
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration June 2008	(10,200,000) USD	(80,386)
		$360,047

Security Valuation
Investments are stated at value determined as of the close of regular trading (generally, 4:00 PM Eastern Time) on the New York Stock Exchange
on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by, or at the direction of, the
Board of Directors of Montgomery Street Income Securities, Inc. (the "Fund"). Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.
If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer. Fixed income securities with a remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value
Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments under SFAS No. 157 guidance. These inputs are summarized into three broad categories. Level 1 includes exchange-listed prices, broker quotes in active markets, and exchange traded derivative contracts. Level 2 includes value determined from significant observable inputs such as vendor evaluated debt instruments, securities valued at amortized cost, and modeled over-the-counter derivative contracts. Level 3 includes value determined from significant unobservable inputs including the Fund's own assumptions in determining the fair value of the investment and certain quotes received from brokers.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's assets requiring disclosure under SFAS No. 157, as noted above, as of March 31, 2008:

	Investments in Securities	Investments in Derivatives*
Level 1	$ 37,511,180	$ 495,134
Level 2	182,198,885	88,559
Level 3	4,833,789	-
Total	$ 224,543,854	$ 583,693

The following is a summary of the inputs used to value the Fund's liabilities requiring disclosure under SFAS No. 157, as noted above, as of March 31, 2008:

Investments in Derivatives*
Level 1	$ (135,087)
Level 2	(6,642)
Level 3	-
Total	$ (141,729)

* Investments in derivatives include futures contracts and forward foreign currency contracts. These derivatives are valued at the unrealized appreciation / (depreciation) of the instrument.

The following table is a reconciliation of securities which represent significant unobservable inputs (Level 3) in determination of the fair value.

Investments in Securities
Balance at beginning of period	$ 5,970,154
Realized gain / (loss)	(958,395)
Change in unrealized appreciation / (depreciation)	81,557
Net purchases / (sales)	(259,527)
Transfers in and / or out of Level 3 during the period	-
Balance at end of period	$ 4,833,789

Income Tax Information
At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $233,327,518. Net unrealized depreciation aggregated to $8,783,664, of which $1,457,453 was related to appreciated investment securities and $10,241,117 was related to depreciated investment securities.

Restricted Securities
The following table includes 144A securities that have not been deemed liquid based on procedures approved by the Board of Directors.

	Value
	Beginning			Interest	Value End
	of Period		Sales	Income	of Period
	12/31/2007	Purchases	Proceeds	Received	3/31/2008
Bayview Commercial Asset Trust, (2007, 2A, IO) Interest Only, 1.30%, 07/25/37	$ 858,683	$ -	$ -	$ 9,028	$ 775,017
Bayview Commercial Asset Trust, (2007, 4A, IO) Interest Only, 1.44%, 09/25/37	1,015,432	-	-	2,317	915,464
CBA Commercial LLC, (2006, 2A, X1) 2.01%, 01/25/37	903,900	-	-	847	863,523
Capital Auto Receivables Asset Trust, (2006, SN1A, C) 5.77%, 05/20/10	150,506	-	-	2,164	148,836
Capital Auto Receivables Asset Trust, (2006, SN1A, D) 6.15%, 04/20/11	200,310	-	-	3,075	197,085
Citigroup Mortgage Loan Trust Inc., (2007, WFH1, M11) 5.10%, 01/25/37	42,479	-	-	3,444	17,759
Credit-Based Asset Servicing and Securitization LLC, (2006, SC1, A) 2.87%, 05/25/36	133,194	-	-	1,522	124,740
Ford Credit Auto Owner Trust, (2006, C, D) 6.89%, 05/15/13	1,052,452	-	-	18,259	999,371
Goldman Sachs Mortgage Securities Corp., (2007, GKK1, A2) 5.58%, 12/20/49	159,345	-	-	3,509	87,098
GE Business Loan Trust, Interest Only (2006, 1A, IO) 0.60%, 06/15/10	238,713	-	-	-	199,222
GE Business Loan Trust, (2006, 1A, D) 6.03%, 05/15/34	406,458	-	-	5,897	292,513
Greenwich Capital Commercial Funding Corp., (2006, FL4A, ONW) 4.29%, 11/05/21	189,320	-	-	2,798	181,282
Greenwich Capital Commercial Funding Corp., (2006, FL4A, PNW) 5.58%, 11/05/21	178,240	-	-	5,552	172,010
MHP SA, 10.25%, 11/30/11	200,000	-	-	-	185,500
Nationstar NIM Trust, (2007, A, A) 9.97%, 03/25/37	155,193	-	-	3,033	43,496
Northgroup Preferred Capital Corp., 6.38% (callable at 100 beginning 10/15/17)	455,039	-	-	-	383,057
Rede Empresas de Energia Eletrica SA, 11.13% (callable at 100 beginning 09/30/14)	-	283,500	-	-	280,125
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13	2,040,770	-	-	-	2,084,666
Systems 2001 Asset Trust LLC, 7.16%, 12/15/11	273,667	-	-	4,569	268,087
	$ 8,653,701	$ 283,500	$ -	$ 66,012	$ 8,218,850

For additional information on the Fund's policies regarding valuation of investments and other significant accounting matters, please refer to the
Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The President/Principal Executive Officer and the Treasurer/Principal Financial Officer of the registrant have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within ninety (90) days of the filing date of this report on Form N-Q, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)

There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	May 29, 2008

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer and Principal Financial Officer

Date:	May 29, 2008

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.